RELATED PARTY TRANSACTIONS (Details Narrative)		12 Months Ended
	Dec. 18, 2019 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2021 shares
Sentient [Member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned		36,980,982	36,980,982			36,980,982
Number of common shares beneficially owned, percentage		33.66%	41.70%			28.19%
Contemporary Amperex Technology Limited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned	2,944,444	22,944,444	22,944,444			22,944,444
Number of common shares beneficially owned, percentage		2089.00%	25.87%			17.49%
Proceeds from related party | $	$ 530,000
Number of shares granted	1,472,222
Exercise price | $ / shares	$ 0.25
Former Chairman as Consultant [Member]
IfrsStatementLineItems [Line Items]
Fees charged by a legal firm | $		$ 185,706	$ 370,127	$ 174,224	$ 244,285